employee benefits expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee benefits expense - gross
Wages and salaries	$ 4,800	$ 4,118
Share-based compensation	194	236
Pensions - defined benefit	101	113
Pensions - defined contribution	120	106
Restructuring costs	81	79
Employee health and other benefits	257	227
Total	5,553	4,879
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(92)	(91)
Amortized contract acquisition costs	83	66
Capitalized contract fulfilment costs	(11)	(2)
Amortized contract fulfilment costs	2	5
Property, plant and equipment	(379)	(362)
Intangible assets subject to amortization	(257)	(226)
Total	(654)	(610)
Net	4,899	4,269
Restructuring | Digitally-led customer experiences
Employee benefits expense - gross
Share-based compensation	$ 7	$ 8